Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

Purchase

In order to reduce the purchase cost and enhance the purchase power, the Company purchases the main raw materials from Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”) and Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), and also purchases equipment and rubber products under indirect supply model from Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”) during the year ended December 31, 2024 and 2023. The Company’s founder holds minor equity interests of the three suppliers directly or indirectly and one of the Company directors, Mr. Jun Tong holds 30% ownership of Shanghai Haozong.

For the years ended December 31, 2024 and 2023, RLSP purchased raw materials from Yongliansen in the total amount of $Nil and $438,230, respectively. As of December 31, 2024 and 2023, RLSP advanced Yongliansen $230,204 and $219,734 respectively, mainly for raw material purchases. On November 30, 2020, RLSP advanced RMB 15 million or $2,054,907 as a deposit (the “Deposit”) to Yongliansen in order to lock-down our premium customer position among all customers of Yongliansen and maintain a long-term business relationship. The Deposit bears no interest and is due on demand. Due to less procurement of raw materials made from Yongliansen in 2022, RLSP requested Yongliansen to refund the Deposit, and Yongliansen agreed to fully refund RLSP by December 31, 2022. On December 15, 2022, RLSP and Yongliansen entered into a Payment Agreement, among which Yongliansen requested to extend the repayment date of the Deposit to April 30th, 2024, and RLSP has agreed to grant such extension request. Yongliansen, and Shanghai Huaxin signed a Tripartite Payment Agreement (the “TPA”) on May 6, 2024. Under the terms of the TPA, RLSP, Yongliansen, and Shanghai Huaxin (“Vendor B”) have agreed that the advance of $2,054,907 or RMB 15 million from RLSP to Yongliansen will be directly remitted from Yongliansen to Shanghai Huaxin. This remittance serves as payment to settle the payable amount owed to Shanghai Huaxin by RLSP. In May 2024, the RMB 15 million or $2,054,907 has been offset with the balance due to Shanghai Huaxin, with $Nil deposit to vendor as of December 31, 2024.

For the years ended December 31, 2024 and 2023, RLSP purchased $6,913,738 and $8,552,684 rubber products from Shanghai Haozong (“Vendor A”), respectively. As of December 31, 2024 and 2023, $5,873,177 and $2,871,033 accounts payable due to Shanghai Haozong, respectively.

For the years ended December 31, 2024 and 2023, RLSP purchased $Nil and $Nil rubber products and equipment from Shanghai Huaxin (“Vendor B”), respectively. On December 25, 2021, RLSP signed a Payment Extension Agreement with Shanghai Huaxin regarding outstanding account payable balance, which was amended on August 14, 2022. Under the amended Payment Extension Agreement, RLSP and Shanghai Huaxin both agreed that the $6,835,124 accounts payable as of June 30, 2022 shall be paid based on the agreed-upon payment schedule, of which $746,480 accounts payable should be paid before December 31, 2022. During the years ended December 31, 2023 the, Company has paid $628,003 (RMB4,440,000). The remaining balance of $4,595,380 shall be paid by the end of April 30, 2024 per the Payment Extension Agreement. According to the Tripartite Payment Agreement (the “TPA”) entered on May 6, 2024, the deposit to Yongliansen of RMB 15 million or $2,054,907 has been offset with the balance due to Shanghai Huaxin, for year ended December 31, 2024. As of December 31, 2024 and 2023, $1,296,721 and $4,364,105 accounts payable due to Shanghai Huaxin, respectively.

Sales under Indirect Supply Model

In order to stabilize customer relationships and maintain long-term orders, we authorized two related parties - Shanghai Xinsen (“Customer B”) and Hangzhou Xinsen (“Customer C”) as our distributors. The Company’s President, Ms. Xingxiu Hua, holds 90% ownership of Shanghai Xinsen and Shanghai Xinsen holds 70% ownership of Hangzhou Xinsen, or Ms. Hua owns 63% ownership of Hangzhou Xinsen, respectively. Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company.

RLSP held advances from Hangzhou Xinsen in the amounts of $17,870 and $18,378 as of December 31, 2024 and 2023, respectively.

For the years ended December 31, 2024 and 2023, RLSP had indirect sales through Shanghai Xinsen that were sold to two certified first-tier suppliers of the Auto Manufacturers $6,914,900 and $8,593,998 respectively.

As of December 31, 2024 and 2023, the accounts receivable due from Shanghai Xinsen were $8,295,591 and $5,209,169 respectively, arising from normal business transactions. Since the end of 2021, Shanghai Xinsen received some payments from their customers in the form of bank notes with expiration period between three to six months. However, RLSP does not accept bank notes as payments and agreed to temporarily extend the payment terms to four months from two months after negotiated with Shanghai Xinsen. Due to a 2024 construction-related lawsuit with Ningbo Rongsen that led to the freezing of our accounts, the collection of this receivable has been mutually deferred until the account freeze is lifted, which is expected no later than May 2025.

We assess the risk of this receivable becoming a bad debt as low, as the delay is due to temporary operational constraints rather than Shanghai Xinsen’s creditworthiness or unwillingness to pay. Management remains confident in the full recovery of this amount upon resolution of the legal matter, supported by Shanghai Xinsen’s stable financial position and ongoing communication. As a result, no bad debt provision is deemed necessary at this time.

Sales under OEM Supply Model

Starting in October 2024, the Company established an OEM supply model in collaboration with Shanghai Xinsen. Under this arrangement, Shanghai Xinsen receives OEM manufacturing orders from customers and outsources them to us. We provide the necessary labor and equipment to process raw materials into finished products. In return, we charge Shanghai Xinsen a processing fee, calculated based on the cost per individual part and settled on a monthly basis. For the year ended December 31, 2024, RLSP’s OEM supply sales through Shanghai Xinsen totaled $9,561.

Others

As of December 31, 2024 and 2023, our CEO Mrs. Xingxiu Hua and CFO Mr. Hua Wang funded the Company and RLSP in the total amounts of $3,762,422 and $2,684,029 for its daily operation, respectively. The payable amounts bear no interest rate and due on demand. During the years ended December 31, 2024 and 2023, the Company contributed $130,000 and $125,000 capital, respectively, to RLSP and reduced the unpaid registered capital of RLSP to $17,535,207 (RMB128 million) in China. The cash payments were approved by Agricultural Bank of China, Fenghua Branch, which is authorized by the State Administration of Foreign Exchange (the “SAFE”).